ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2022
Amendments One [Member]
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Standards and Amendments, description	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.
Annual periods dates	1 January 2023
Amendments Two [Member]
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Standards and Amendments, description	Clarifications regarding the presentation of liabilities as current and non-current. The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements. The IASB also amended IFRS Practice Statement 2 to include guidance and examples on applying materiality to accounting policy disclosures.
Annual periods dates	1 January 2023
Amendments Three [Member]
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Standards and Amendments, description	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.
Annual periods dates	1 January 2023
Amendments Four [Member]
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Standards and Amendments, description	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.
Annual periods dates	1 January 2023
Amendments Five [Member]
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Standards and Amendments, description	The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period. The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.
Annual periods dates	1 January 2024
Amendments Six [Member]
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Standards and Amendments, description	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:
Annual periods dates	1 January 2024